FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 4,000	$ 2,959
Accounts payable and accrued liabilities	4,831	4,059
MLSE put liability	3,316	0
Long-term debt	37,058	41,896	$ 40,855
Lease liabilities	3,118	2,778	2,593
Net carrying amount of derivatives (asset)	(97)	(425)	538
Expenditure derivative instruments:
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	17	0
Expenditure derivative instruments: | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	8	(132)	15
Equity derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	(28)	54	(48)
Subsidiary equity derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	35	0
Debt derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	0	(5)	101
Debt derivative instruments | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Net carrying amount of derivatives (asset)	(135)	(352)	$ 470
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings	4,000	2,959
Short-term borrowings, undiscounted cash flows	4,000	2,959
Accounts payable and accrued liabilities	4,831	4,059
Accounts payable and accrued liabilities, undiscounted cash flows	4,831	4,059
MLSE put liability	3,316
MLSE put liability, undiscounted cash flows	3,316
Income tax payable		26
Income tax payable, undiscounted cash flows		26
Long-term debt	37,058	41,896
Long-term debt, undiscounted cash flows	37,932	42,886
Lease liabilities	3,118	2,778
Lease liabilities, undiscounted cash flows	4,074	3,546
Other long-term financial liabilities	443	49
Other long-term financial liabilities, undiscounted cash flows	443	49
Net carrying amount of derivatives (asset)	(97)	(425)
Financial liabilities	52,669	51,342
Financial liabilities, undiscounted cash flows	52,797	50,387
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	4,000	2,959
Accounts payable and accrued liabilities, undiscounted cash flows	4,831	4,059
MLSE put liability, undiscounted cash flows	3,316
Income tax payable, undiscounted cash flows		26
Long-term debt, undiscounted cash flows	3,186	3,696
Lease liabilities, undiscounted cash flows	692	587
Other long-term financial liabilities, undiscounted cash flows	0	1
Financial liabilities, undiscounted cash flows	15,906	10,961
Net interest payments	1,861	1,925
Liquidity risk | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
MLSE put liability, undiscounted cash flows	0
Income tax payable, undiscounted cash flows		0
Long-term debt, undiscounted cash flows	6,529	8,970
Lease liabilities, undiscounted cash flows	895	1,084
Other long-term financial liabilities, undiscounted cash flows	132	2
Financial liabilities, undiscounted cash flows	7,233	9,622
Net interest payments	3,174	3,303
Liquidity risk | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
MLSE put liability, undiscounted cash flows	0
Income tax payable, undiscounted cash flows		0
Long-term debt, undiscounted cash flows	6,795	5,799
Lease liabilities, undiscounted cash flows	543	406
Other long-term financial liabilities, undiscounted cash flows	70	42
Financial liabilities, undiscounted cash flows	7,336	6,132
Net interest payments	2,674	2,528
Liquidity risk | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Short-term borrowings, undiscounted cash flows	0	0
Accounts payable and accrued liabilities, undiscounted cash flows	0	0
MLSE put liability, undiscounted cash flows	0
Income tax payable, undiscounted cash flows		0
Long-term debt, undiscounted cash flows	21,422	24,421
Lease liabilities, undiscounted cash flows	1,944	1,469
Other long-term financial liabilities, undiscounted cash flows	241	4
Financial liabilities, undiscounted cash flows	22,322	23,672
Net interest payments	11,912	13,480
Liquidity risk | Expenditure derivative instruments:
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	4,418	2,124
Financial assets held for managing liquidity risk	(4,487)	(2,288)
Liquidity risk | Expenditure derivative instruments: | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,257	1,605
Financial assets held for managing liquidity risk	(2,276)	(1,727)
Liquidity risk | Expenditure derivative instruments: | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	1,759	519
Financial assets held for managing liquidity risk	(1,790)	(561)
Liquidity risk | Expenditure derivative instruments: | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	111	0
Financial assets held for managing liquidity risk	(114)	0
Liquidity risk | Expenditure derivative instruments: | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	291	0
Financial assets held for managing liquidity risk	(307)	0
Liquidity risk | Equity derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	(28)	(54)
Liquidity risk | Equity derivative instruments | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(28)	(54)
Liquidity risk | Equity derivative instruments | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivative instruments | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Equity derivative instruments | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Subsidiary equity derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0
Derivative financial liabilities, undiscounted cash flows	10,321
Financial assets held for managing liquidity risk	(10,651)
Liquidity risk | Subsidiary equity derivative instruments | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	481
Financial assets held for managing liquidity risk	(533)
Liquidity risk | Subsidiary equity derivative instruments | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	962
Financial assets held for managing liquidity risk	(1,065)
Liquidity risk | Subsidiary equity derivative instruments | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	962
Financial assets held for managing liquidity risk	(1,065)
Liquidity risk | Subsidiary equity derivative instruments | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	7,916
Financial assets held for managing liquidity risk	(7,988)
Liquidity risk | Debt derivative instruments
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities		0
Derivative financial liabilities, undiscounted cash flows		1,958
Financial assets held for managing liquidity risk		(1,963)
Liquidity risk | Debt derivative instruments | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		1,958
Financial assets held for managing liquidity risk		(1,963)
Liquidity risk | Debt derivative instruments | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Financial assets held for managing liquidity risk		0
Liquidity risk | Debt derivative instruments | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Financial assets held for managing liquidity risk		0
Liquidity risk | Debt derivative instruments | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows		0
Financial assets held for managing liquidity risk		0
Liquidity risk | Debt derivative instruments | Cash flow hedges
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities	0	0
Derivative financial liabilities, undiscounted cash flows	21,030	22,506
Financial assets held for managing liquidity risk	(22,402)	(25,421)
Liquidity risk | Debt derivative instruments | Cash flow hedges | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	990	2,572
Financial assets held for managing liquidity risk	(1,010)	(2,758)
Liquidity risk | Debt derivative instruments | Cash flow hedges | 1-3 Years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	2,865	3,565
Financial assets held for managing liquidity risk	(3,054)	(3,957)
Liquidity risk | Debt derivative instruments | Cash flow hedges | 4-5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	3,259	1,684
Financial assets held for managing liquidity risk	(3,225)	(1,799)
Liquidity risk | Debt derivative instruments | Cash flow hedges | After 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	13,916	14,685
Financial assets held for managing liquidity risk	$ (15,113)	$ (16,907)